UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

STARWOOD Mortgage Capital LLC
(F/K/A ARCHETYPE MORTGAGE CAPITAL LLC)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2026 to September 30, 2026

Date of Report (Date of filing): November 10, 2026

Commission File Number of securitizer: 025-00818

Central Index Key Number of securitizer: 0001548405

Leslie K. Fairbanks, (305) 695-5502

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____

Central Index Key Number of issuing entity (if applicable): _____

Central Index Key Number of underwriter (if applicable): _____

(Exact name of issuing entity as specified in its charter)

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required to be filed by Starwood Mortgage Capital LLC (the “Securitizer”) by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2) are included as Exhibit 99.1. See Exhibits.

Exhibits

99.1	The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2) according to the filing requirements of Rule 15Ga-1(c)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 10, 2026
STARWOOD Mortgage Capital LLC (Securitizer)

	By:	/s/ Jeremy Beard
Name: Jeremy Beard
Title: Senior Vice President

Starwood Mortgage Capital LLC Form 15G